Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Schedule of property and equipment, net
	December 31, 2022	December 31, 2021
Leasehold improvements	$1,544	$1,527
Vehicles and trailers	129	129
Computers and software	1,673	1,306
Furniture and fixtures	794	766
Machinery and equipment	2,211	1,962
Construction in progress	17,747	2,282
Property and equipment, gross	24,098	7,972
Less: accumulated depreciation and amortization	(2,922)	(2,123)
Property and equipment, net	$21,176	$5,849